ACCOUNTS RECEIVABLE - Allowance for Doubtful Accounts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Allowance for doubtful accounts
Balance at beginning of year	¥ 5,384	¥ 6,144	¥ 3,290
Additions	11,701	5,738	6,705
Write-offs	(6,071)	(6,498)	(3,851)
Balance at end of year	¥ 11,014	¥ 5,384	¥ 6,144